Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Goodwill [Line Items]
Goodwill beginning balance	$ 876,642		$ 842,665
Goodwill resulting from net worth adjustments	2,079
Goodwill resulting from the Merger		876,371
Goodwill resulting from income tax adjustments	1,852
Effect of foreign currency translation	(2,228)	271
Divestiture of 2GIG	(43,792)
Goodwill ending balance	836,318	876,642	842,665
Smartrove Acquisition [Member]
Goodwill [Line Items]
Goodwill resulting from the Merger	1,765
Vivint [Member]
Goodwill [Line Items]
Goodwill beginning balance	832,850
Goodwill resulting from net worth adjustments	2,079
Goodwill resulting from the Merger		832,579
Goodwill resulting from income tax adjustments	1,852
Effect of foreign currency translation	(2,228)	271
Goodwill ending balance	836,318	832,850
Vivint [Member] | Smartrove Acquisition [Member]
Goodwill [Line Items]
Goodwill resulting from the Merger	1,765
2GIG [Member]
Goodwill [Line Items]
Goodwill beginning balance	43,792
Goodwill resulting from the Merger		43,792
Divestiture of 2GIG	(43,792)
Goodwill ending balance		$ 43,792